Property and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property and equipment
Schedule of property and equipment

	Right-of-		Leasehold	Office	Computer
Cost	use asset	Equipment	improvements	equipment	equipment	Total
Balance, December 31, 2021	$200,319	$130,770	$237,248	$65,716	$79,823	$713,876
Additions	—	41,094	—	1,148	32,467	74,709
Balance, December 31, 2022	200,319	171,864	237,248	$66,864	$112,290	$788,585
Additions	140,919	47,945	—	—	16,367	205,231
Balance, December 31, 2023	$341,238	$219,809	$237,248	$66,864	$128,657	$993,816

	Right-of-		Leasehold	Office	Computer
Accumulated Depreciation	use asset	Equipment	improvements	equipment	equipment	Total
Balance, December 31, 2021	$103,509	$75,211	$105,872	$25,659	$47,132	$357,383
Depreciation for the year	40,068	19,750	50,840	8,069	16,737	135,464
Balance, December 31, 2022	$143,577	$94,961	$156,712	$33,728	$63,869	$492,847
Depreciation for the year	53,091	36,761	50,840	6,627	16,592	163,911
Balance, December 31, 2023	$196,668	$131,722	$207,552	$40,355	$80,461	$656,758

	Right-of-		Leasehold	Office	Computer
Carrying value	use asset	Equipment	improvements	equipment	equipment	Total
Balance, December 31, 2022	$56,742	$76,903	$80,536	$33,136	$48,421	$295,738
Balance, December 31, 2023	$144,570	$88,087	$29,696	$26,509	$48,196	$337,058